PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Unfunded Pension - Components of pension benefit cost (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2016 IDR (Rp)
Disclosure of defined benefit plans [line items]
Net periodic pension benefit cost		Rp 1,600	Rp 2,080	Rp 1,361
Defined benefit plan actuarial gain (loss) - net of tax	$ (335)	(4,820)	2,375	2,058
Pension benefit cost
Disclosure of defined benefit plans [line items]
Net periodic pension benefit cost		1,120	1,700	1,068
The company | Unfunded Pension
Disclosure of defined benefit plans [line items]
Service costs		54	51	64
Net interest cost		144	188	215
Net periodic pension benefit cost		198	239	279
Experience adjustments		27	19	(9)
Changes in demographic assumptions		(21)		30
Changes in financial assumptions		(143)	81	98
Defined benefit plan actuarial gain (loss) - net of tax		Rp (137)	Rp 100	Rp 119
The company | Unfunded Pension | Minimum
Disclosure of defined benefit plans [line items]
Discount rate	8.00%	8.00%	6.00%	7.75%
Rate of compensation increases	6.10%	6.10%	6.10%	6.10%
The company | Unfunded Pension | Maximum
Disclosure of defined benefit plans [line items]
Discount rate	8.25%	8.25%	6.75%	8.00%
Rate of compensation increases	8.00%	8.00%	8.00%	8.00%